ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable to franchisees	¥ 1,349		¥ 1,028
Other payables	535		410
Accrued rental, utilities and other accrued expenses	245		133
Liabilities related to customer loyalty program	111		110
Value-added tax, other tax and surcharge payables	124		90
Payable to noncontrolling interest holders	76		85
Total	¥ 2,440	$ 374	¥ 1,856
Additional disclosures
Payable to franchisees, term (in years)	1 year
Payable to noncontrolling interest holders, term (in years)	1 year